Accounts and Notes Receivable, Net (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	$ 5,205	$ 4,795
Less: allowance for doubtful accounts	(395)	(527)	0
Accounts receivable, net	4,810	4,268
Notes receivable	0	228
Total Accounts and Notes Receivable	$ 4,810	$ 4,496